GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Wages and salaries	$ 9,560	$ 9,728
Professional services	2,243	2,397
Insurance	1,702	1,638
Rent and utilities	867	878
Other general and administrative expenses	1,245	895
Share-based compensation	2,296	1,205
Software licenses and support	1,081	938
Travel and other employee expenses	142	712
Office and IT supplies	177	228
Depreciation of property, plant and equipment	134	188
Total general and administrative expenses	$ 19,447	$ 18,807